SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Ordinary Shares [Member]
Class of Stock [Line Items]
Shares of stock issued				7,659,000
Proceeds from initial public offering				$ 84,200
Proceeds from offering after deducting underwriting discounts and commissions and offering expenses				75,422
Shares issued in exercise of option				999,000
Dividends paid	27,182	6,948	13,972
Preferred stock dividend requirements	250,000 preferred shares entitle the holders thereof to a cumulative preference in all distributions of dividends by the Company up to an amount of (1) NIS 6,901 per annum linked to the consumer price index as of the closing date plus (2) 0.072% of the annual profit of the Company before tax and before payment of management fees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,545,200
Ordinary shares reserved for issuance	829,800
Weighted-average grant-date fair value of options granted	$ 5.14
Unrecognized compensation cost	4,286
Unrecognized compensation cost, weighted-average recognition period	1 year 6 months 15 days
Compensation expenses	$ 3,660